SCHEDULE I PARENT COMPANY ONLY FINANCIAL STATEMENTS SCHEDULE I CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Registrant's Condensed Financial Statements [Abstract]
Condensed Income Statement [Table Text Block]
ClubCorp Holdings, Inc.
Registrant Only Financial Statements
Condensed Statements of Operations and Comprehensive Loss
For the Fiscal Years Ended December 31, 2013, December 25, 2012 and December 27, 2011
(In thousands)

	2013	2012	2011
Equity in net loss of subsidiaries	$(40,892)	$(27,275)	$(36,197)
NET LOSS	(40,892)	(27,275)	(36,197)
NET LOSS ATTRIBUTABLE TO CLUBCORP HOLDINGS, INC.	$(40,892)	$(27,275)	$(36,197)

NET LOSS	(40,892)	(27,275)	(36,197)
Equity in other comprehensive (loss) income of subsidiaries	(398)	1,890	(2,105)
COMPREHENSIVE LOSS	(41,290)	(25,385)	(38,302)
COMPREHENSIVE LOSS ATTRIBUTABLE TO CLUBCORP HOLDINGS, INC.	$(41,290)	$(25,385)	$(38,302)

Condensed Balance Sheet [Table Text Block]
ClubCorp Holdings, Inc.
Registrant Only Financial Statements
Condensed Balance Sheets
As of December 31, 2013 and December 25, 2012
(In thousands, except share and per share amounts)

	2013	2012
ASSETS
Investment in subsidiaries	$234,827	$132,517
TOTAL ASSETS	$234,827	$132,517
LIABILITIES AND EQUITY
Distributions to owners declared, but unpaid	7,654	—
TOTAL LIABILITIES	$7,654	$—
EQUITY
Common stock of ClubCorp Holdings, Inc., $0.01 par value, 200,000,000 shares authorized; 63,789,730 and 50,569,730 issued and outstanding at December 31, 2013 and December 25, 2012, respectively	638	506
Additional paid-in capital	320,274	184,460
Retained deficit	(93,739)	(52,449)
Total stockholders’ equity	227,173	132,517
Total equity	227,173	132,517
TOTAL LIABILITIES AND EQUITY	$234,827	$132,517

Condensed Financial Statements [Table Text Block]
ClubCorp Holdings, Inc.
Registrant Only Financial Statements
Condensed Statements of Cash Flows
For the Fiscal Years Ended December 31, 2013, December 25, 2012 and December 27, 2011
(In thousands)

	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(40,892)	$(27,275)	$(36,197)
Adjustments to reconcile net (loss) income to cash flows from operating activities:
Equity in net loss of subsidiary	40,892	27,275	36,197
Net cash provided by operating activities	—	—	—
CASH FLOWS FROM INVESTING ACTIVITIES:
Contribution from subsidiary	35,000	—	—
Distribution to subsidiary	(173,250)	—	—
Net cash used in investing activities	(138,250)	—	—
CASH FLOWS FROM FINANCING ACTIVITIES:
Distribution to owners	(35,000)	—	—
Proceeds from issuance of common stock in Holdings' initial public offering, net of underwriting discounts and commissions	173,250	—	—
Net cash provided by financing activities	138,250	—	—
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	—	—
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	—	—	—
CASH AND CASH EQUIVALENTS - END OF PERIOD	$—	$—	$—
Non-cash investing and financing activities are as follows:
Distribution declared payable to owners	$7,654	$—	$—
Distribution related to utilization of certain deferred tax benefits recorded in connection with the ClubCorp Formation	$4,518	$—	$—